UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

Investment Company Act File Number: 811-22299

RENN Global Entrepreneurs Fund, Inc.

8080 N. Central Expressway, Suite 210, LB - 59 Dallas, Texas 75206-1857
(Address of Principal Executive Offices) (Zip Code)
Russell G. Cleveland 8080 N. Central Expressway, Suite 210, LB-59 Dallas, Texas 75206-1857
(Name and Address of Agent for Service)
Registrant’s telephone number: 214-891-8294 Date of Fiscal Year-End: 12/31/2010 Date of reporting period: 7/1/2010 – 6/30/2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form-N-PX, and the Commission will make this information public.

Item 1:  Proxy Voting Record.

Disclosed is the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

Bovie Medical Corporation
Ticker:                BVX                                   CUSIP/CINS ID:   10211F100
Meeting Date:   December 9, 2010            Meeting Type:     Annual
Record Date:     October 27, 2010

Proposal	Recommend	Vote Cast	Sponsor
1.1 Elect Director Andrew Makrides	For	For	Management
1.2 Elect Director J. Robert Saron	For	For	Management
1.3 Elect Director Michael Norman	For	For	Management
1.4 Elect Director George W. Kromer, Jr.	For	For	Management
1.5 Elect Director August Lentricchia	For	For	Management
1.6 Elect Director Steven MaClaren	For	For	Management
1.7 Elect Director Peter Pardoll	For	For	Management
1.8 Elect Director Geogory A. Konesky	For	For	Management
2. Ratify the selection of Kingery & Crouse P.A as the company's independent public accountants for the year ending December 31, 2010.	For	For	Management

China Jo-Jo Drugstore, Inc. Ticker: CJJD CUSIP/CINS ID: 16949A206 Meeting Date: November 2, 2010 Meeting Type: Annual Record Date: October 4 , 2010
Proposal	Recommend	Vote Cast	Sponsor
1.1 Elect Director Lei Liu	For	For	Management
1.2 Elect Director Li Qi	For	For	Management
1.3 Elect Director Chong'an Jin	For	For	Management
1.4 Elect Director Shike Zhu	For	For	Management
1.5 Elect Director Marc Thomas Serrio	For	For	Management
1.6 Elect Director Bowen Zhao	For	For	Management
1.7 Elect Director Yuehai Ke	For	For	Management
1.8 Elect Director Shuizhen Wu	For	For	Management
1.9 Elect Director Xiaomeng Yu	For	For	Management
2. Ratify the appointment of Frazer Frost, LLP as the Company's registered independent public accountants for the fiscal year ending March 31, 2011.	For	For	Management
3. Approve the China Jo-Jo Drugstores, Inc. 2010 Equity incentive Plan (The "Plan").	For	For	Management
4. In his discretion, upon the transaction of any other matters which may properly come before the meeting or any adjournment thereof.	For	For	Management

COGO Group Inc. Ticker: COGO CUSIP/CINS ID: 192448108 Meeting Date: December 22, 2010 Meeting Type: Annual Record Date: November 3, 2010
Proposal	Recommend	Vote Cast	Sponsor
1.1 Elect Director Q.Y. Ma	For	For	Management
1.2 Elect Director JP Gan	For	For	Management
1.3 Elect Director George Mao	For	For	Management
1.4 Elect Director Jeffery Kang	For	For	Management
1.5 Elect Director Frank Zheng	For	For	Management
2. Ratification of the appointment of KPMG as independent auditors of the company for the fiscal year ending December 31, 2010.	For	For	Management

Orient Paper Inc.
Ticker:                   ONP                                   CUSIP/CINS ID:  000135190
Meeting Date:      August 21, 2010              Meeting Type:    Annual
Record Date:        June 25, 2010

Proposal	Recommend	Vote Cast	Sponsor
1.1 Elect Director Zhenyong Liu	For	For	Management
1.2 Elect Director Drew Bernstein	For	For	Management
1.3 Elect Director Wenbing Christopher Wang	For	For	Management
1.4 Elect Director Fuzeng Liu	For	For	Management
1.5 Elect Director Zhaofang Wang	For	For	Management
2. To approve an amendment to the Company's certificate of incorporation (the "Certificate of Incorporation") to authorize the classification of the Board into two classes with staggered terms.	For	For	Management
3. To ratify the appointment of BDO Limited as our independent registered public accounting firm for our fiscal year ending December 31, 2010.	For	For	Management
4. To act on such other matters as may properly come before the meeting or any adjournment or adjournments thereof.	For	For	Management

PHC, Inc.
Ticker:                   PHC                                     CUSIP/CINS ID:   693315103
Meeting Date:      December 16, 2010           Meeting Type:     Annual
Record Date:        October 18, 2010

Proposal	Recommend	Vote Cast	Sponsor
1.1 Elect Director Donald E. Robar	For	For	Management
1.2 Elect Director Howard W. Phillips	For	For	Management
 2.  To consider and vote upon a proposed amendment to increase the number of shares of Class A common stock available for
issuance under the 2004 non-employee director stock option plan from 350,000 to 950,000 shares.
	For	For	Management
3.  To consider and vote upon a proposed amendment to increase the number of shares of Class A common stock available for
 issuance under the 2003 stock purchase and option plan
 from 1,900,000 to 2,400,000 shares.
	For	For	Management
4. To ratify the selection by the Board of Directors of BDO USA, LLP as the company's independent registered public accounting firm for the 2011 fiscal year.	For	For	Management

Points International Ltd.
Ticker:                  PTSEF                                CUSIP/CINS ID:   730843109
Meeting Date:    October 26, 2010              Meeting Type:      Special
Record Date:      September 20, 2010

Proposal	Recommend	Vote Cast	Sponsor
1. The special resolution approving an amendment to Points International LTD.'s articles of continuance to consolidate its issued and outstanding common shares on the basis of a ratio within the range of one post-consolidation common share for every eight pre-consolidation shares to one post-consolidation  common share for every twelve pre-consolidation common shares, with the ratio to be selected and implemented by the Board of Directors in its sole discretion, if at all, at any time prior to October 26, 2011.
	For	For	Management
2. The ordinary resolution approving an amendment to points international LTD.'s incentive stock option plan to increase the maxium number of common shares that may be issued thereunder by an additional 4,500,000 to be implemented by the Board of Directors in its sole discretion, if at all, at any time prior to October 26, 2011.
	For	For	Management

Skystar Bio-Pharmaceutical Company
Ticker:                   SKBI                                     CUSIP/CINS ID:  830884300
Meeting Date:      December 29, 2010             Meeting Type:    Annual
Record Date:        December 1, 2010

Proposal	Recommend	Vote Cast	Sponsor
1.1 Elect Director Weibing Lu,	For	For	Management
1.2 Elect Director Wei Wen	For	For	Management
1.3 Elect Director Mark D. Chen	For	For	Management
1.4 Elect Director R. Scott Cramer	For	For	Management
1.5 Elect Director Fan Qiang	For	For	Management
1.6 Elect Director Chengtun Qu	For	For	Management
1.7 Elect Director Shouguo Zhao	For	For	Management
2. In his discretion, upon the transaction of any other matters which may properly come before the meeting or any adjournment thereof.	For	For	Management

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                        RENN Global Entrepreneurs Fund, Inc.
                                            /s/ Russell Cleveland
By:                                    Russell Cleveland
Title:                                 President, CEO & Director
Date:                                 August 15, 2011